Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

We have implemented comprehensive cybersecurity risk assessment procedures to ensure effectiveness in cybersecurity management, strategy and governance and reporting cybersecurity risks, ranging from the management of personnel, physical environment, network, access control, security events, business continuity and compliance.

We have also implemented a series of technical measures to detect, discover and block potential cybersecurity risks. We deploy security devices including denial-of-service (DDoS), web application firewall (WAF), intrusion prevention system (IPS), endpoint detection and response (EDR), and firewall in the network perimeter, and establish a security baseline for the network, hosts, middleware, and databases. We conduct regular vulnerability scanning and fix vulnerabilities. We have also established a security monitoring platform to deal with all kinds of security events in a timely manner.

As part of the aforementioned cybersecurity management processes, we engage a third-party professional institution to assess cybersecurity risks annually, to ensure that the risks can be detected and eliminated in a timely manner.

As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

We have also implemented a series of technical measures to detect, discover and block potential cybersecurity risks. We deploy security devices including denial-of-service (DDoS), web application firewall (WAF), intrusion prevention system (IPS), endpoint detection and response (EDR), and firewall in the network perimeter, and establish a security baseline for the network, hosts, middleware, and databases. We conduct regular vulnerability scanning and fix vulnerabilities. We have also established a security monitoring platform to deal with all kinds of security events in a timely manner.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Our board of directors is responsible for the oversight of risks from cybersecurity threats, including full authority in monitoring, resolving, disclosing and otherwise handling matters related to or arising out of any cybersecurity incidents.

Our board of directors delegates its authorities and powers in managing risks associated with cybersecurity threats to our audit committee and our risk management committee, which is responsible for monitoring the risk management process and leading the process, respectively. Our risk management committee will report such risk to audit committee.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	audit committee and our risk management committee
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]

Our board of directors delegates its authorities and powers in managing risks associated with cybersecurity threats to our audit committee and our risk management committee, which is responsible for monitoring the risk management process and leading the process, respectively. Our risk management committee will report such risk to audit committee.

Cybersecurity Risk Role of Management [Text Block]

We have established an information security committee under the risk management committee. Our information security committee is chaired by our chief technology officer, who has over 20 years of industrial experience in security risk management and leads the overall assessment, identification and management of cybersecurity related threats. Our information security committee is responsible for (i) coordinating internal information security management and reviewing internal information security risks on a regular basis; (ii) reviewing internal information security policy and strategy; (iii) providing necessary resources to guarantee the implementation of our internal information security management work; (iv) making decision on the risks identified and eliminate such risks. At the same time, we have appointed specialized personnel responsible for promoting the specific work of information security.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	information security committee
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our information security committee is chaired by our chief technology officer, who has over 20 years of industrial experience in security risk management and leads the overall assessment, identification and management of cybersecurity related threats.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our information security committee is responsible for (i) coordinating internal information security management and reviewing internal information security risks on a regular basis; (ii) reviewing internal information security policy and strategy; (iii) providing necessary resources to guarantee the implementation of our internal information security management work; (iv) making decision on the risks identified and eliminate such risks.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true